RESTRICTED ASSETS (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
RESTRICTED ASSETS
Special guarantee accounts in the Argentine Central Bank	$ 3,710,757	$ 2,887,162
Trust guarantee deposits		5,173
Guarantee deposits for currency forward transactions	601,248	2,865,356
Guarantee deposits for credit cards transactions	421,942	432,118
Other guarantee deposits	160,820	215,866
Guarantee deposits for repo transactions		32,510
Financial assets in guarantee	$ 4,894,767	$ 6,438,185